Investment in Associate - Schedule of Movement in the Carrying Amount of the Investment in Associates (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Movement in the Carrying Amount of the Investment in Associates [Abstract]
Balance at beginning of period	$ 343,239
Initial investment		345,502
Share of net profit/(losses) recognised during the period	1,714	(2,263)
Balance at end of period	$ 344,953	$ 343,239